ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2) (USD $)	12 Months Ended				12 Months Ended				12 Months Ended					0 Months Ended
	Feb. 28, 2014 item	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2014 Company and its subsidiaries, excluding the Company's VIEs	Feb. 28, 2013 Company and its subsidiaries, excluding the Company's VIEs	Feb. 29, 2012 Company and its subsidiaries, excluding the Company's VIEs	Feb. 28, 2014 TAL Beijing Nominee shareholders of the VIEs item	Feb. 28, 2014 VIEs	Feb. 28, 2013 VIEs	Feb. 29, 2012 VIEs	Feb. 28, 2014 Xueersi Education and Xueersi Network item	Feb. 28, 2014 Beijing Dongfangrenli item	Jul. 29, 2013 Mr. Bangxin Zhang item
ORGANIZATION AND PRINCIPAL ACTIVITIES
Net revenue from VIEs and their subsidiaries and schools as a percentage of total net revenue	86.70%
Organization and principal activities
Number of legal owners of VIE												4	3
Number of legal owner and director of variable interest entities, who is also a director of the reporting entity	1
Amount payable by VIEs and their subsidiaries and schools to the WFOE	$ 20,600,000	$ 13,000,000	$ 4,700,000
Number of loans received by the nominee shareholders of the VIEs in the past for capital contribution								2
Number of votes to be deducted from total issued and outstanding shares of entity held by all members, other than shares which are owned by majority shareholder for appoint or remove a director														1
Balance sheet
Cash and cash equivalents	269,930,571	185,080,673	188,579,767	173,165,661	133,016,070	108,214,353			136,914,501	76,866,320
Term deposits		24,110,716				12,859,048				11,251,668
Prepaid expenses and other current assets	16,833,208	11,906,317			15,717,279	2,084,846			14,728,772	15,162,308
Total current assets	300,376,622	226,438,543			148,733,349	123,158,247			151,643,273	103,280,296
Property and equipment, net	78,625,191	76,115,088			26,646,223	25,729,264			51,978,968	50,385,824
Other non-current assets					37,156,542	5,583,735			11,440,412	7,904,513
Total assets	427,598,767	316,041,879			212,536,114	154,471,246			215,062,653	161,570,633
Deferred revenue	132,401,062	102,513,876			29,912,729	34,770,428			102,488,333	67,743,448
Accrued expenses and other current liabilities	27,423,992	17,196,001			9,768,551	6,809,150			24,586,713	15,174,629
Total current liabilities	166,756,326	124,497,655			39,681,280	41,579,578			127,075,046	82,918,077
Total non-current liabilities						62,100			846,040	36,845
Total liabilities	167,602,366	124,596,600			39,681,280	41,641,678			127,921,086	82,954,922
Income statement and cash flow statement
Net revenues	313,895,205	225,931,095	177,519,672		41,663,360	39,355,193	34,869,533		272,231,845	186,575,902	142,650,139
Net income	60,605,772	33,440,066	24,313,653		(25,503,214)	(21,732,146)	(20,923,276)		86,108,986	55,172,212	45,236,929
Net cash provided by operating activities	101,558,366	65,409,745	73,397,671		48,131,290	28,060,174	28,939,023		53,427,076	37,349,571	44,458,648
Net cash (used in) / provided by investing activities	(17,402,866)	(28,118,705)	(59,095,759)		(23,595,025)	(19,079,248)	(32,078,753)		6,192,159	(9,039,457)	(27,017,006)
Net cash (used in) / provided by financing activities		$ (41,465,075)	$ (470,022)			$ (41,465,075)	$ (470,022)